Fee and Commission Income - Summary of Fee and Commission Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee and commission income (expense) [abstract]
Fee income from asset management	€ 2,126	€ 1,702	€ 1,648
Commission income	535	562	614
Other	140	144	176
Total fee and commission income	€ 2,802	€ 2,408	€ 2,438